Vanguard Asset Allocation Fund
Summary Prospectus

January 28, 2011

Investor & Admiral™ Shares

Vanguard Asset Allocation Fund Investor Shares (VAAPX)
Vanguard Asset Allocation Fund Admiral Shares (VAARX)

The Fund’s statutory Prospectus and Statement of Additional Information dated
January 28, 2011, and financial highlights information from the most recent shareholder report are incorporated into and made part of this Summary
Prospectus by reference.
Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at
www.vanguard.com/prospectus. You can also get this information at no cost by calling 800-662-7447 or by sending an e-mail request to
online@vanguard.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Investment Objective
The Fund seeks to maximize long-term total returns (capital appreciation plus income)
while incurring less stock market risk than a fund made up entirely of stocks.

Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold
Investor Shares or Admiral Shares of the Fund.

Shareholder Fees (Fees paid directly from your investment)

	Investor Shares	Admiral Shares
Sales Charge (Load) Imposed on Purchases	None	None
Purchase Fee	None	None
Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Account Service Fee (for fund account balances below $10,000)	$20/year	$20/year

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)

	Investor Shares	Admiral Shares
Management Expenses	0.25%	0.17%
12b-1 Distribution Fee	None	None
Other Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses	0.27%	0.19%

Examples

The following examples are intended to help you compare the cost of investing in the
Fund’s Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund’s shares. These examples assume that the
Shares provide a return of 5% a year and that operating expenses remain as stated in the preceding table. The results apply whether or not you redeem your investment at the end of the given period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Investor Shares	$28	$87	$152	$343
Admiral Shares	$19	$61	$107	$243

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the previous expense example, reduce the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34%.

Primary Investment Strategies
The Fund allocates its assets among common stocks, bonds, and money market instruments in proportions consistent with the advisor’s evaluation of their expected returns and risks. These proportions are changed from time to time as risk-adjusted return expectations shift. The Fund may invest up to 100% of its assets in any one of the three asset classes.

Primary Risks
An investment in the Fund could lose money over short or even long periods. You should expect the Fund’s share price and total return to fluctuate within a wide range, like the fluctuations of the overall stock and bond markets. The Fund’s performance could be hurt by:

• Stock market risk, which is the chance that stock prices overall will decline. Stock markets tend to move in cycles, with periods of rising prices and periods of falling prices.

• Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk will vary for the Fund, depending on the amount of Fund assets invested in bonds. Long-term bonds held by the Fund will have a high interest rate risk, as long-term bond prices are much more sensitive to interest rate changes than are the prices of short-term bonds.

• Manager risk, which is the chance that the proportions allocated to common stocks, bonds, and money market instruments will cause the Fund to underperform relevant benchmarks or other funds with a similar investment objective.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Annual Total Returns
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund‘s
Investor Shares has varied from one calendar year to another over the periods shown.
The table shows how the average annual total returns of the share classes presented compare with those of a relevant market index and a composite stock/bond index, which have investment characteristics similar to those of the Fund. Keep in mind that the Fund’s past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.

Annual Total Returns — Vanguard Asset Allocation Fund Investor Shares

During the periods shown in the bar chart, the highest return for a calendar quarter was 15.29% (quarter ended June 30, 2003), and the lowest return for a quarter was
–21.09% (quarter ended December 31, 2008).

Average Annual Total Returns for Periods Ended December 31, 2010
	1 Year	5 Years	10 Years
Vanguard Asset Allocation Fund Investor Shares
Return Before Taxes	15.50%	1.39%	2.38%
Return After Taxes on Distributions	15.13	0.98	1.89
Return After Taxes on Distributions and Sale of Fund Shares	10.35	1.08	1.84
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Standard & Poor’s 500 Index	15.06%	2.29%	1.41%
Asset Allocation Composite Index	14.12	4.11	3.75
			Since
			Inception
			(Aug. 13,
	1 Year	5 Years	2001)
Vanguard Asset Allocation Fund Admiral Shares
Return Before Taxes	15.58%	1.48%	3.17%
Comparative Indexes
(reflect no deduction for fees, expenses, or taxes)
Standard & Poor’s 500 Index	15.06%	2.29%	2.54%
Asset Allocation Composite Index	14.12	4.11	4.51

Actual after-tax returns depend on your tax situation and may differ from those shown in the preceding table. When after-tax returns are calculated, it is assumed that the shareholder was in the highest individual federal marginal income tax bracket at the time of each distribution of income or capital gains or upon redemption. State and local income taxes are not reflected in the calculations. Please note that after-tax returns are shown only for the Investor Shares and may differ for each share class.
After-tax returns are not relevant for a shareholder who holds fund shares in a tax-
deferred account, such as an individual retirement account or a 401(k) plan. Also, figures captioned Return After Taxes on Distributions and Sale of Fund Shares will be higher than other figures for the same period if a capital loss occurs upon redemption and results in an assumed tax deduction for the shareholder.

Investment Advisor
Mellon Capital Management Corporation

Portfolio Managers

Charles J. Jacklin, President, Chief Executive Officer, and Member of the Board of
Directors of Mellon Capital. He has co-managed the Fund since 2001.

Thomas F. Loeb, Chairman of the Board and co-founder of Mellon Capital. He has co-managed the Fund since its inception in 1988.

Purchase and Sale of Fund Shares
You may purchase or redeem shares online through our website (vanguard.com), by mail (The Vanguard Group, P.O. Box 1110, Valley Forge, PA 19482-1110), or by telephone
(800-662-2739). The following table provides the Fund’s minimum initial and subsequent investment requirements.

Account Minimums	Investor Shares	Admiral Shares
To open and maintain an account	$3,000	$50,000
To add to an existing account	$100 (other than by Automatic	$100 (other than by Automatic
	Investment Plan, which	Investment Plan, which
	has no established minimum)	has no established minimum)

Tax Information
The Fund’s distributions may be taxable as ordinary income or capital gain.
Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares. A sale or exchange of Fund shares is a taxable event, which means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return. Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may also be subject to state and local income taxes.

Payments to Financial Intermediaries
The Fund and its investment advisor do not pay financial intermediaries for sales of
Fund shares.

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Vanguard Asset Allocation Fund Investor Shares—Fund Number 78
Vanguard Asset Allocation Fund Admiral Shares—Fund Number 578

© 2011 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.
                                                                                                                  SP 78 012011